Reconciliation of net cash flow to movement in net debt - Summary of Net Debt (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [abstract]
Net debt, at beginning of year, as adjusted	£ (17,197)	£ (19,838)	£ (20,780)
Decrease in cash and bank overdrafts	(468)	(7,597)	(2,504)
Decrease in liquid investments	(72)	(1)	(18)
Issue of long-term loans	(223)	(1,025)	0
Repayment of short-term notes	2,116	5,074	2,304
Repayment of/(increase in) other short-term loans	333	(1,021)	(301)
Repayment of long-term loans	144	1,594	0
Repayment of lease liabilities	197	202	181
Investments/(debt) of subsidiary undertakings acquired	50	(24)	0
Exchange adjustments	554	(1,531)	314
Other non-cash movements	(474)	(207)	(134)
Decrease/(increase) in net debt from continuing operations	2,157	(4,536)	(158)
Decrease/(increase) in net debt from discontinued operations	0	7,177	1,100
Total net debt at end of year	£ (15,040)	£ (17,197)	£ (19,838)